Taxation - Disclosure of tax losses and carry forwards explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Tax Losses and Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	¥ 203,812	¥ 97,352
Tax Year 2023 [Member]
Disclosure Of Tax Losses and Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	34	34
Tax Year 2024 [Member]
Disclosure Of Tax Losses and Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	26,561	26,561
Tax Year 2025 [Member]
Disclosure Of Tax Losses and Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	67,172	70,757
Tax Year 2026 [Member]
Disclosure Of Tax Losses and Carry Forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	¥ 110,045	¥ 0